Summary of significant accounting policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Basis of Presentation and Summary of Significant Accounting Policies
Period of receiving home closing proceeds (in days)	5 days
Deposits in transit	$ 0	$ 981,251
Federal deposit insurance coverage	250,000
Allowance for doubtful accounts	0	0
Inventories and Cost of Sales
Developed lots included in inventory	16,205,448	17,025,273
Developed lots purchased at fair value from third parties	10,052,179	9,445,580
Homes under construction	141,863,561	110,224,757
Finished homes	$ 22,133,926	$ 12,775,442